PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Target
Retirement 2050 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.5%
84,403  iShares Core S&P Mid-
Cap ETF
$ 4,866,677
6.0
30,155  iShares Core S&P
Small-Cap ETF
3,237,139
4.0
256,963  Vanguard FTSE
Developed Markets
ETF
12,508,959
15.5
39,346  Vanguard FTSE
Emerging Markets ETF
1,613,973
2.0
27,547  Vanguard Long-Term
Treasury ETF
1,620,865
2.0
Total Exchange-Traded
Funds
(Cost $21,823,287)
23,847,613
29.5
MUTUAL FUNDS : 70.5%
Affiliated Investment Companies : 16.0%
468,747  Voya Intermediate
Bond Fund - Class R6
4,045,283
5.0
320,668  Voya Multi-Manager
International Equity
Fund - Class I
3,229,131
4.0
348,971  Voya Multi-Manager
International Factors
Fund - Class I
3,231,470
4.0
225,004  Voya VACS Series
EME Fund
2,421,038
3.0
12,926,922
16.0
Unaffiliated Investment Companies : 54.5%
791,772  TIAA-CREF S&P
500 Index Fund
- Institutional Class
44,133,349
54.5
Total Mutual Funds
(Cost $48,663,145)
57,060,271
70.5
Total Long-Term
Investments
(Cost $70,486,432)
80,907,884
100.0
Total Investments in
Securities
(Cost $70,486,432) $ 80,907,884 100.0
Assets in Excess of
Other Liabilities 23,434 0.0
Net Assets $ 80,931,318 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2050 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 23,847,613 $ — $ — $ 23,847,613
Mutual Funds 57,060,271 — — 57,060,271
Total Investments, at fair value $ 80,907,884 $ — $ — $ 80,907,884
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 2,387,682 $ 2,732,171 $ (1,095,063) $ 20,493 $ 4,045,283 $ 106,371 $ (34,726) $ —
Voya Multi-Manager International
Equity Fund - Class I
2,352,159 2,403,165 (1,694,060) 167,867 3,229,131 56,184 26,546 —
Voya Multi-Manager International
Factors Fund - Class I
2,940,762 3,067,660 (2,895,665) 118,713 3,231,470 154,708 125,544 —
Voya VACS Series EME Fund
— 3,025,334 (713,174) 108,878 2,421,038 29,481 (3,990) 9,397
$ 7,680,603 $ 11,228,330 $ (6,397,962) $ 415,951 $ 12,926,922 $ 346,744 $ 113,374 $ 9,397
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,432,794
Gross Unrealized Depreciation (11,342)
Net Unrealized Appreciation $ 10,421,452